Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	BANK5 2025-5YR18, Commercial Mortgage Pass-Through Certificates, Series 2025-5YR18
Amount Registered | shares	571,531,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 571,531,000
Amount of Registration Fee	$ 78,928.44
Offering Note

(1)	This is the final prospectus for the BANK5 2025-5YR18, Commercial Mortgage Pass-Through Certificates, Series 2025-5YR18 offering.

(2)	Estimated solely for the purpose of calculating the registration fee.

(3)	Payment of the registration fee was made in connection with the filing of the preliminary prospectus (accession number: 0001539497-25-002946).